Summary of Significant Accounting Policies - Schedule of Foreign Currencies Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
RMB [Member] | Period-End [Member]
Schedule of Foreign Currencies Exchange Rates [Lin Items]
Period-end exchange rate	7.1884	7.0827	6.9646
RMB [Member] | Period-Average [Member]
Schedule of Foreign Currencies Exchange Rates [Lin Items]
Period-average exchange rate	$ 7.1217	$ 7.0467	$ 6.7261
HK [Member] | Period-End [Member]
Schedule of Foreign Currencies Exchange Rates [Lin Items]
Period-end exchange rate	7.7625	7.8157	7.7967
HK [Member] | Period-Average [Member]
Schedule of Foreign Currencies Exchange Rates [Lin Items]
Period-average exchange rate	$ 7.8024	$ 7.8282	$ 7.831